NOTES RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
NOTES RECEIVABLE, NET-THIRD PARTIES
Schedule of Notes receivable, net-third parties

	As of December 31,
	2020	2021
	RMB	RMB
Notes receivable	1,051,743,491	1,690,141,974
Provision for notes receivable	(182,338)	(1,039,900)
Notes receivable, net	1,051,561,153	1,689,102,074

Schedule of Movement of Allowance for notes recievable

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	—	—	182,338
Impact of adopting ASC Topic 326	—	223,000	—
Addition	—	—	857,562
Reversal	—	(40,662)	—
At end of year	—	182,338	1,039,900